SUPPLEMENTARY INFORMATION - Summary of Sundry Income (Expense) - Net (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019		Dec. 31, 2018
Schedule Of Sundry Income (Expense) [Line Items]
Non-operating pension and other post-employment benefit costs		$ 30	[1]	$ 72	[1]	$ 91
Interest income		12	[1]	56	[1]	40
Net gain on divestiture and sales of other assets and investments		632	[2],[3],[4]	144	[3]	8
Foreign exchange (losses) gains, net		(39)		(104)		(84)	[5]
Net loss on divestiture and changes in joint venture ownership		0		0		(41)
Miscellaneous income (expenses) - net	[6]	32		(24)		77
Sundry income (expense) - net		667		144		91
Gain (Loss) on Disposition of Business		593
Income Tax Related Items				48
Historical EID | Foreign Exchange Contract
Schedule Of Sundry Income (Expense) [Line Items]
Foreign exchange (losses) gains, net						$ 50
Electronics & Imaging
Schedule Of Sundry Income (Expense) [Line Items]
Net gain on divestiture and sales of other assets and investments		30		92
Gain (Loss) on Disposition of Business		197
Non-core
Schedule Of Sundry Income (Expense) [Line Items]
Gain (Loss) on Disposition of Business				28
Non Core segment [Member]
Schedule Of Sundry Income (Expense) [Line Items]
Net gain on divestiture and sales of other assets and investments		396
Water & Protection
Schedule Of Sundry Income (Expense) [Line Items]
Proceeds from License Fees Received				26
Indemnification Agreement [Member]
Schedule Of Sundry Income (Expense) [Line Items]
Income Tax Related Items		$ 17
Indemnification Agreement [Member] | Dow
Schedule Of Sundry Income (Expense) [Line Items]
Income Tax Related Items				$ (74)

[1]	Included in "Sundry income (expense) - net."
[2]	The year ended December 31, 2020 includes income of $197 million related to the gain on sale of the Compound Semiconductor Solutions business unit within the Electronics & Industrial segment. Refer to Note 3 for further information.
[3]	The year ended December 31, 2020 includes income of $30 million related to milestone achievement of a prior year sale of assets within the Electronics & Industrial segment. The year ended December 31, 2019 includes income of $92 million, related to a sale of assets within the Electronics & Industrial segment and as well as a gain of $28 million related to the sale of the Sustainable Solutions business unit within Corporate.
[4]	The year ended December 31, 2020 includes a net benefit of $396 million related to the TCS/HSC Disposal, including the settlement of a supply agreement dispute, within Corporate. Refer to Note 3 for further information.
[5]	Includes a $50 million foreign exchange loss for the year ended December 31, 2018 related to adjustments to EID's foreign currency exchange contracts as a result of U.S. tax reform.
[6]	Miscellaneous income and expenses - net, for the year ended December 31, 2020 includes $17 million related to income from a tax indemnification. The year ended December 31, 2019 includes a $48 million charge reflecting a reduction in gross proceeds from lower withholding taxes related to a prior year legal settlement and a $74 million charge related to tax indemnifications, primarily associated with an adjustment to a one-time transition tax liability required by the Tax Cuts and Jobs Act of 2017, which were recorded in accordance with the Amended and Restated DWDP Tax Matters Agreement. These charges were offset by various indemnification and lease income amounts. The year ended December 31, 2019 also includes $26 million related to licensing income within the Water & Protection segment. The miscellaneous income for the year ended 2018 primarily relates to legal settlements.